Derivative liability	12 Months Ended
Dec. 31, 2018
Derivative Liability [Abstract]
Derivative liability
11.	Derivative liability

The exercise price of certain warrants is denominated in US dollars; however, the functional currency of the Company is the Canadian dollar. Consequently, the value of the proceeds on exercise is not fixed and will vary based on foreign exchange rate movements. The warrants when issued other than as compensation for goods and services are therefore a derivative for accounting purposes and are required to be recognized as a derivate liability and measured at fair value at each reporting period. Any changes in fair value from period to period are recorded as non-cash gain or loss in the consolidated statements of comprehensive loss. Upon exercise, the holders will pay the Company the respective exercise price for each warrant exercised in exchange for one common share of the Company and the fair value at the date of exercise and the associated non-cash liability will be reclassified to share capital. The non-cash liability associated with any warrants that expire unexercised will be recorded as a gain in the consolidated statements of comprehensive loss. There are no circumstances in which the Company would be required to pay any cash upon exercise or expiry of the warrants.

During the year ended December 31, 2018, the Company issued 200,000 non-transferrable warrants exercisable at USD $16.80, which expire on January 22, 2021, issued 4,706,000 transferable warrants exercisable at USD $4.25, which expire on August 8, 2023, and 4,250,000 non-transferrable warrants exercisable at USD $2.56 which expiry on May 9, 2024. Warrants for 264,232 shares at USD $4.25 were exercised. The issue costs allocated to the derivative liability and recorded as expense in the consolidated statements of comprehensive loss was $1,493,554.

A reconciliation of the changes in fair values of the derivative liability is below:

December 31, 2018
Balance, beginning	$3,655,690
Warrants issued	8,935,289
Warrants exercised	(131,053)
Changes in fair value of derivative liabilities	(7,707,051)
Balance, ending	$4,752,875

The fair value of the transferrable warrants was calculated using the warrant price of USD $0.50 at issuance and USD $0.45 at December 31, 2018 as quoted on the NASDAQ.

The fair value of the non-transferrable warrants issued during the year ended December 31, 2018 was calculated using a Black-Scholes Option Pricing Model. The weighted average assumptions used in the Black-Scholes Option Pricing Model are:

	At Issue Year ended December 31, 2018	December 31, 2018
Fair value of non-transferrable warrants outstanding	$5,845,587	$2,026,119
Risk-free interest rate	2.32%	1.86%
Expected term (in years)	5.39	4.66
Expected share price volatility	60%	60%